Finance costs	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Finance costs
28.
Finance costs

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Interest expense
Bank loans	158,720	116,946	138,731
Lease liabilities	13,442	15,245	14,556
Others	—	—	8
Less: Amounts capitalized in qualifying assets	(9,762)	(11,193)	(10,856)
	162,400	120,998	142,439
Finance expense	9,082	10,186	10,840
	171,482	131,184	153,279